Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Change in Benefit Obligation
Beginning of year - Benefit obligations	$ 1,256
Actuarial loss	47
Service cost
Interest cost	14	14
Settlement
Benefits paid	(15)
End of year - Benefit obligations	1,302	1,302
Change in Fair Value of Plan Assets
Beginning of year - Fair value	990
Return on assets	8
End of year - Fair value	983	983
Amounts recognized in the consolidated statement of financial condition consist of:
Noncurrent Asset
Noncurrent Liability	319	319
Funded status	$ (319)	$ (319)